Supplemental Equity and Comprehensive Income Information (Tables)	12 Months Ended
Dec. 31, 2015
Supplemental Equity and Comprehensive Income Information
Changes in Accumulated Other Comprehensive Income (Loss) Attributable to 3M

Changes in Accumulated Other Comprehensive Income (Loss) Attributable to 3M by Component

		Defined Benefit	Debt and	Cash Flow	Accumulated
		Pension and	Equity	Hedging	Other
	Cumulative	Postretirement	Securities,	Instruments,	Comprehensive
	Translation	Plans	Unrealized	Unrealized	Income
(Millions)	Adjustment	Adjustment	Gain (Loss)	Gain (Loss)	(Loss)
Balance at December 31, 2012, net of tax:	$230	$(4,955)	$(2)	$(23)	$(4,750)
Other comprehensive income (loss), before tax:
Amounts before reclassifications	(462)	1,361	—	(98)	801
Amounts reclassified out	—	569	—	122	691
Total other comprehensive income (loss), before tax	(462)	1,930	—	24	1,492
Tax effect	44	(690)	—	(9)	(655)
Total other comprehensive income (loss), net of tax	(418)	1,240	—	15	837
Balance at December 31, 2013, net of tax:	$(188)	$(3,715)	$(2)	$(8)	$(3,913)
Other comprehensive income (loss), before tax:
Amounts before reclassifications	(856)	(2,638)	2	171	(3,321)
Amounts reclassified out	—	360	1	(4)	357
Total other comprehensive income (loss), before tax	(856)	(2,278)	3	167	(2,964)
Tax effect	(92)	716	(1)	(60)	563
Total other comprehensive income (loss), net of tax	(948)	(1,562)	2	107	(2,401)
Impact from purchase of subsidiary shares	41	(16)	—	—	25
Balance at December 31, 2014, net of tax	$(1,095)	$(5,293)	$—	$99	$(6,289)
Other comprehensive income (loss), before tax:
Amounts before reclassifications	(447)	367	—	212	132
Amounts reclassified out	—	537	—	(174)	363
Total other comprehensive income (loss), before tax	(447)	904	—	38	495
Tax effect	(137)	(415)	—	(13)	(565)
Total other comprehensive income (loss), net of tax	(584)	489	—	25	(70)
Balance at December 31, 2015, net of tax:	$(1,679)	$(4,804)	$—	$124	$(6,359)

Reclassifications Out of Accumulated Other Comprehensive Income

Reclassifications out of Accumulated Other Comprehensive Income Attributable to 3M

	Amounts Reclassified from
	Accumulated Other Comprehensive Income
(Millions)	Year ended	Year ended	Year ended
Details about Accumulated Other	December 31,	December 31,	December 31,	Location on Income
Comprehensive Income Components	2015	2014	2013	Statement
Gains (losses) associated with, defined benefit pension and postretirement plans amortization
Transition asset	$1	$1	$1	See Note 11
Prior service benefit	79	59	77	See Note 11
Net actuarial loss	(626)	(420)	(647)	See Note 11
Curtailments/Settlements	9	—	—	See Note 11
Total before tax	(537)	(360)	(569)
Tax effect	176	122	197	Provision for income taxes
Net of tax	$(361)	$(238)	$(372)

Debt and equity security gains (losses)
Sales or impairments of securities	$—	$(1)	$—	Selling, general and administrative expenses
Total before tax	—	(1)	—
Tax effect	—	—	—	Provision for income taxes
Net of tax	$—	$(1)	$—

Cash flow hedging instruments gains (losses)
Foreign currency forward/option contracts	$178	$3	$(11)	Cost of sales
Foreign currency forward contracts	—	—	(108)	Interest expense
Commodity price swap contracts	(2)	2	(2)	Cost of sales
Interest rate swap contracts	(2)	(1)	(1)	Interest expense
Total before tax	174	4	(122)
Tax effect	(63)	(1)	45	Provision for income taxes
Net of tax	$111	$3	$(77)
Total reclassifications for the period, net of tax	$(250)	$(236)	$(449)

Effect of purchase of subsidiary shares on equity attributable to 3M Company shareholders

The following table summarizes the effects of these 2014 transactions on equity attributable to 3M Company shareholders:

Year ended
(Millions)	December 31, 2014
Net income attributable to 3M	$4,956
Impact of purchase of subsidiary shares	(409)
Change in 3M Company shareholders’ equity from net income
attributable to 3M and impact of purchase of subsidiary shares	$4,547